Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value [Abstract]
Schedule of estimated fair values
	December 31, 2022		December 31, 2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Notes receivable from affiliate (Level 3)	$15,000	$15,000	$15,000	$15,000
Line of credit (Level 2)	$4,898	$4,898	$5,395	$5,395
Line of credit (Level 3)	$1,158	$1,114	$787	$754
Long-term debt (Level 2)	$1,673	$1,624	$2,136	$2,078
Warrants liabilities (Level 3)	$28	$28	$1,091	$1,091